Income Taxes - Additional Information (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Valuation allowance increased amount	$ 10,500	$ 41,200
Income tax returns years open and subject to examination	2022 2023 2024
Beginning balance adjustment		927
Unrecognized tax benefits, if recognized, would impact effective tax rate	$ 1,000
Pionyr Immunotherapeutics, Inc
Income Taxes [Line Items]
Beginning balance adjustment		$ 900
Federal
Income Taxes [Line Items]
Operating loss carryforwards	$ 191,500
Operating loss carryforwards expiration begin year	2037
Federal | Research and Development Tax Credit Carryforwards
Income Taxes [Line Items]
Tax credit carryforwards amount	$ 13,100
Tax credit carryforwards begin to expire	2025
Federal | Subject to Expiration
Income Taxes [Line Items]
Operating loss carryforwards	$ 700
State
Income Taxes [Line Items]
Operating loss carryforwards expiration begin year	2039
State | Research and Development Tax Credit Carryforwards
Income Taxes [Line Items]
Tax credit carryforwards amount	$ 3,200
Tax credit carryforwards begin to expire	2025
State | Subject to Expiration
Income Taxes [Line Items]
Operating loss carryforwards	$ 205,500